Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total assets	R$ 3,903,061	R$ 2,995,572
Financial assets at fair value through profit or loss	3,903,061	2,995,572
Derivative financial instruments	379,888	304,959
Other derivatives	522,822	502,453
Marketable securities	2,449,682	1,971,439
Other financial assets	550,669	216,721
Total liabilities	224,275	239,714
Financial liabilities at fair value through profit or loss	224,275	239,714
Derivative financial instruments	224,275	239,714
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	2,662,076	2,025,202
Financial assets at fair value through profit or loss	2,662,076	2,025,202
Derivative financial instruments
Other derivatives
Marketable securities	2,449,682	1,971,439
Other financial assets	212,394	53,763
Total liabilities
Financial liabilities at fair value through profit or loss
Derivative financial instruments
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	1,240,985	970,370
Financial assets at fair value through profit or loss	1,240,985	970,370
Derivative financial instruments	379,888	304,959
Other derivatives	522,822	502,453
Marketable securities
Other financial assets	338,275	162,958
Total liabilities	224,275	239,714
Financial liabilities at fair value through profit or loss	224,275	239,714
Derivative financial instruments	R$ 224,275	R$ 239,714